DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Cash	$ 27,938		$ 24,471
Due from related parties	61,820		19,864
Assets from discontinued operations	89,758		44,335
Accounts payable	21,234		14,328
Liabilities from discontinued operations	21,234		14,328
Revenues from Chanticleer Investors II, LLC	61,793	0
Expenses	52,325	61,863
Net income (loss) from discontinued operations	$ 9,468	$ (61,863)